Segment Report	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Report

Note 11 – Segment Report

Operating segments are defined as components of an enterprise for which separate financial information is available and regularly reviewed by the chief operating decision maker (“CODM”) in allocating resources and assessing performance.

The Company has determined that its CODM is the Chief Executive Officer.

In accordance with ASC 280, Segment Reporting, the CODM evaluates financial performance and allocates resources based on consolidated results of operations. The Company operates as a single reporting unit and does not manage its business by separate product lines, service lines, or geographic divisions for purposes of internal reporting. Accordingly, the Company has determined that it operates in one reportable segment.

Substantially all of the Company’s operations and long-lived assets are located in the United States.

Because the Company operates in one reportable segment, consolidated net revenues, operating loss, net loss, and total assets as presented in the condensed consolidated financial statements represent segment results.

	For the Six Months ended June 30, 2026	For the Six Months ended June 30, 2025
Gross profit	$-	$1,656
Less:
Professional fees	730,627	142,945
Payroll expense	1,514,886	856,147
Selling, general and administrative expenses	114,723	51,490
Interest expense, net	287,028	427
Depreciation and amortization	-	150,000
Other income	(62)	-
Segment net loss	(2,647,202)	(1,199,353)
Reconciliation of profit or loss	-	-
Adjustments and reconciling items	-	-
Consolidated net loss	$(2,647,202)	$(1,199,353)

	For the Three Months ended June 30, 2026	For the Three Months ended June 30, 2025
Gross profit	$-	$865
Less:
Professional fees	198,364	75,003
Payroll expense	414,186	489,114
Selling, general and administrative expenses	26,187	21,331
Interest expense, net	39	-
Depreciation and amortization	-	75,000
Other (income) loss	(50)	1,000
Segment net loss	(638,726)	(660,583)
Reconciliation of profit or loss	-	-
Adjustments and reconciling items	-	-
Consolidated net loss	$(638,726)	$(660,583)

Note 12 – Segment Report

Operating segments are defined as components of an enterprise for which separate financial information is available and regularly reviewed by the chief operating decision maker (“CODM”) in allocating resources and assessing performance.

The Company has determined that its CODM is the Chief Executive Officer.

In accordance with ASC 280, Segment Reporting, the CODM evaluates financial performance and allocates resources based on consolidated results of operations. The Company operates as a single reporting unit and does not manage its business by separate product lines, service lines, or geographic divisions for purposes of internal reporting. Accordingly, the Company has determined that it operates in one reportable segment.

Substantially all of the Company’s operations and long-lived assets are located in the United States.

Because the Company operates in one reportable segment, consolidated net revenues, operating loss, net loss, and total assets as presented in the consolidated financial statements represent segment results.

	For the year ended December 31, 2025	Predecessor From January 1 to September 24, 2024	Successor From September 25 to December 31, 2024
Gross profit (loss)	$2,342	$-	$(1,607)
Less:
Professional fees	147,694	243,057	116,652
Payroll expense	2,008,394	334,644	578,100
Selling, general and administrative expenses	931,279	76,872	26,462
Interest (income) expense, net	19,166	67	(10,030)
Depreciation and amortization	300,000	-	150,000
Impairment loss on Intellectual property	2,550,000	-	-
Loss on investment	500,000	-	-
Gain on debt settlement	(175,000)	-	-
Other income	(1,000)	-	-
Segment net loss	(6,278,191)	(654,640)	(862,791)
Reconciliation of profit or loss	-	-	-
Adjustments and reconciling items	-	-	-
Consolidated net loss	$(6,278,191)	$(654,640)	$(862,791)